                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                  BBH TRUST
       BBH Core Select
       BBH International Equity Fund
       BBH Broad Market Fund

             (Exact name of Registrant as specified in charter)

             140 Broadway,
             New York, NY  10005
             (Address of principal executive offices)

             Corporation Services Company,
             2711 Centerville Road, Suite 400, Wilmington,
             DE, 19808
             (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
January 31, 2010 (unaudited)

Shares		Value
	COMMON STOCKS (90.9%)
	CONSUMER DISCRETIONARY (7.5%)
589,700	Comcast Corp. (Class A)	$9,334,951
214,461	Liberty Global, Inc. (Series C)1	5,374,393
518,600	Liberty Media Corp. - Interactive A1	5,383,068
	Total Consumer Discretionary	20,092,412

	CONSUMER STAPLES (25.5%)
167,050	Coca-Cola Co.	9,062,463
152,354	Costco Wholesale Corp.	8,749,690
149,700	Diageo, Plc. ADR	10,058,343
311,075	Nestle SA ADR	14,779,173
112,650	PepsiCo, Inc.	6,716,193
186,200	Walgreen Co.	6,712,510
232,354	Wal-Mart Stores, Inc.	12,414,674
	Total Consumer Staples	68,493,046

	ENERGY (8.3%)
61,400	EOG Resources, Inc.	5,551,788
117,975	Occidental Petroleum Corp.	9,242,162
168,625	XTO Energy, Inc.	7,515,616
	Total Energy	22,309,566

	FINANCIALS (16.7%)
156	Berkshire Hathaway, Inc. (Class A)1	17,877,600
198,475	Chubb Corp.	9,923,750
493,600	Progressive Corp.	8,183,888
353,175	US Bancorp	8,857,629
	Total Financials	44,842,867

	HEALTH CARE (9.1%)
191,350	Dentsply International, Inc.	6,415,966
130,775	Johnson & Johnson	8,220,516
182,625	Novartis AG ADR	9,775,916
	Total Health Care	24,412,398

	INDUSTRIALS (7.1%)
52,125	W.W. Grainger, Inc.	5,174,970
436,800	Waste Management, Inc.	13,999,440
	Total Industrials	19,174,410

	INFORMATION TECHNOLOGY (12.7%)
137,550	Automatic Data Processing, Inc.	5,610,665
492,040	Dell, Inc.1	6,347,316
376,825	eBay, Inc.1	8,674,511
288,475	Intuit, Inc.1	8,541,745
176,313	Microsoft Corp.	4,968,500
	Total Information Technology	34,142,737

	MATERIALS (4.0%)
55,700	Ecolab, Inc.	2,445,230
190,375	Vulcan Materials Co.	8,412,671
	Total Materials	10,857,901
	TOTAL COMMON STOCKS (Identified cost $232,454,965)	244,325,337

TOTAL INVESTMENTS (Identified cost $232,454,965)2	90.9%	$244,325,337
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	9.1	24,590,302
NET ASSETS	100.0%	$268,915,639
_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $232,454,965, the aggregate gross unrealized appreciation is $24,284,871 and the aggregate gross unrealized depreciation is $12,414,499, resulting in net unrealized appreciation of $11,870,372.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

        — Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2010
Consumer Discretionary	$20,092,412	—	—	$20,092,412
Consumer Staples	68,493,046	—	—	68,493,046
Energy	22,309,566	—	—	22,309,566
Financials	44,842,867	—	—	44,842,867
Health Care	24,412,398	—	—	24,412,398
Industrials	19,174,410	—	—	19,174,410
Information Technology	34,142,737	—	—	34,142,737
Materials	10,857,901	—	—	10,857,901
Total	$244,325,337	—	—	$244,325,337

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the Fund were distributed by Edgewood Services, Inc.

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
January 31, 2010 (unaudited)

Shares		Value
	COMMON STOCKS (96.6%)
	AUSTRALIA (6.6%)
	CONSUMER STAPLES
1,016,245	Foster's Group, Ltd.	$4,776,839
194,905	Wesfarmers, Ltd.	4,724,373
		9,501,212
	ENERGY
156,459	Woodside Petroleum, Ltd.	5,855,205
	FINANCE
480,000	Lend Lease Corp., Ltd.	3,998,827
28,380	National Australia Bank, Ltd.	660,693
259,990	QBE Insurance Group Ltd.	5,269,730
		9,929,250
	MATERIALS
727,366	Amcor, Ltd.	3,792,817
	TELECOMMUNICATION SERVICES
2,382,814	Telstra Corp., Ltd.	7,050,008
	Total Australia	36,128,492

	BELGIUM (1.3%)
	CONSUMER DISCRETIONARY
24,300	Colruyt SA	5,923,855
	FINANCE
305,017	Fortis1	1,067,134
112,376	Fortis NPV1	156
		1,067,290
	Total Belgium	6,991,145

	BRAZIL (1.0%)
	ENERGY
147,600	Petroleo Brasileiro SA ADR	5,325,408
	Total Brazil	5,325,408

	DENMARK (1.1%)
	HEALTH CARE
86,400	Novo Nordisk AS	5,849,615
	Total Denmark	5,849,615

	FINLAND (0.4%)
	MATERIALS
194,312	UPM-Kymmene Oyj	2,130,655
	Total Finland	2,130,655

	FRANCE (8.9%)
	CONSUMER STAPLES
169,676	Carrefour SA	8,299,921
100,000	Danone SA	5,730,188
55,000	L'Oreal SA	5,769,633
		19,799,742
	ENERGY
135,158	Total SA	7,852,418
	FINANCE
67,387	Societe Generale	3,916,079
	HEALTH CARE
102,200	Essilor International SA	5,935,565
	INDUSTRIALS
85,237	Compagnie de Saint-Gobain	4,096,395
4,086	Vinci S.A.	217,743
		4,314,138
	TELECOMMUNICATION SERVICES
288,912	France Telecom SA	6,644,598
	Total France	48,462,540

	GERMANY (4.6%)
	CONSUMER DISCRETIONARY
106,000	Adidas AG	5,397,861
	INFORMATION TECHNOLOGY
123,100	SAP AG	5,620,305
	TELECOMMUNICATION SERVICES
427,914	Deutsche Telekom AG	5,541,019
	UTILITIES
94,945	RWE AG	8,416,466
	Total Germany	24,975,651

	HONG KONG (6.7%)
	CONSUMER STAPLES
659,168	Esprit Holdings, Ltd.	4,620,376
	DIVERSIFIED OPERATIONS
743,000	Hutchison Whampoa, Ltd.	5,050,934
	ENERGY
3,958,000	CNOOC, Ltd.	5,583,745
	FINANCE
357,500	Wharf Holdings, Ltd.	1,780,766
	TELECOMMUNICATION SERVICES
619,500	China Mobile, Ltd.	5,845,125
	UTILITIES
884,000	CLP Holdings, Ltd.	5,975,526
1,887,000	Hong Kong & China Gas Co., Ltd.	4,092,739
636,000	Hongkong Electric Holdings	3,555,289
		13,623,554
	Total Hong Kong	36,504,500

	ITALY (1.2%)
	FINANCE
1,062,463	Intesa Sanpaolo SpA1	4,038,375
906,533	UniCredito Italiano SpA1	2,525,038
	Total Italy	6,563,413

	JAPAN (27.5%)
	CONSUMER DISCRETIONARY
194,000	Denso Corp.	5,683,141
122,200	Honda Motor Co., Ltd.	4,140,515
23,000	Nintendo Co., Ltd.	6,422,713
225,000	Sekisui House, Ltd.	2,130,851
97,100	Toyota Motor Corp.	3,718,570
		22,095,790
	CONSUMER STAPLES
220,000	Hoya Corp.	5,892,064
312,200	Kao Corp.	7,534,621
263,700	Seven & I Holdings Co., Ltd.	5,761,838
43,000	Shimamura Co., Ltd.	3,772,495
		22,961,018
	ENERGY
755	Inpex Corp.	5,509,338
	FINANCE
235,000	Aeon Mall Co., Ltd.	4,291,542
128,700	Daito Trust Construction Co., Ltd.	6,103,085
354,000	Mitsubishi Estate Co., Ltd.	5,742,562
302,600	Tokio Marine Holdings, Inc.	8,139,093
		24,276,282
	HEALTH CARE
164,300	Astellas Pharma, Inc.	6,048,190
329,700	Chugai Pharmaceutical Co., Ltd.	5,875,487
188,600	Takeda Pharmaceutical Co., Ltd.	8,279,658
		20,203,335
	INDUSTRIALS
154,600	Daikin Industries, Ltd.	5,701,582
63,600	Fanuc, Ltd.	6,059,170
52,400	Hirose Electric Co., Ltd.	5,581,266
26,605	Keyence Corp.	6,127,211
76,000	Secom Co., Ltd.	3,398,768
614	West Japan Railway Co.	2,114,582
		28,982,579
	INFORMATION TECHNOLOGY
334,200	Canon, Inc.	13,061,606
		13,061,606
	MATERIALS
62,600	Nitto Denko Corp.	2,404,305
103,800	Shin-Etsu Chemical Co., Ltd.	5,398,802
		7,803,107
	TELECOMMUNICATION SERVICES
839	KDDI Corp.	4,418,428
	Total Japan	149,311,483

	NETHERLANDS (1.5%)
	CONSUMER DISCRETIONARY
378,675	Reed Elsevier NV	4,562,504
	FINANCE
398,504	ING Groep NV1	3,746,595
	Total Netherlands	8,309,099

	NEW ZEALAND (0.3%)
	TELECOMMUNICATION SERVICES
935,738	Telecom Corp. of New Zealand, Ltd.	1,568,939
	Total New Zealand	1,568,939

	SINGAPORE (3.5%)
	FINANCE
675,000	DBS Group Holdings, Ltd.	6,807,050
421,247	Oversea-Chinese Banking Corp., Ltd.	2,441,441
276,000	United Overseas Bank, Ltd.	3,557,655
		12,806,146
	INDUSTRIALS
78,800	Jardine Matheson Holdings, Ltd.	2,354,873
	TELECOMMUNICATION SERVICES
1,733,000	Singapore Telecommunications, Ltd.	3,685,866
	Total Singapore	18,846,885

	SOUTH AFRICA (0.4%)
	ENERGY
58,830	Sasol, Ltd.	2,205,866
	Total South Africa	2,205,866

	SPAIN (4.5%)
	CONSUMER DISCRETIONARY
88,900	Inditex SA	5,588,939
	FINANCE
290,424	Banco Santander Central Hispano SA	4,092,949
	TELECOMMUNICATION SERVICES
288,776	Telefonica SA	6,938,148
	UTILITIES
896,906	Iberdrola SA	7,625,906
	Total Spain	24,245,942

	SWEDEN (1.0%)
	CONSUMER DISCRETIONARY
92,500	Hennes & Mauritz AB (B Shares)	5,450,360
	Total Sweden	5,450,360

	SWITZERLAND (6.6%)
	CONSUMER STAPLES
135,000	Nestle SA	6,417,179
	FINANCE
17,529	Zurich Financial Services AG	3,731,253
	HEALTH CARE
165,000	Nobel Biocare Holding AG	4,862,262
277,548	Novartis AG	14,933,098
		19,795,360
	INDUSTRIALS
4,385	SGS SA	5,670,768
	Total Switzerland	35,614,560

	TAIWAN (1.1%)
	ELECTRONICS
1,954,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,726,290
	TELECOMMUNICATION SERVICES
108,854	Chunghwa Telecom Co. Ltd. ADR	2,066,049
	Total Taiwan	5,792,339

	UNITED KINGDOM (18.4%)
	CONSUMER DISCRETIONARY
760,511	Compass Group, Plc.	5,178,450
	CONSUMER STAPLES
120,500	Reckitt Benckiser, Plc.	6,271,809
868,000	Tesco, Plc.	5,879,028
255,816	Unilever, Plc.	7,812,544
1,231,000	WM Morrison Supermarkets, Plc.	5,669,210
		25,632,591
	ENERGY
577,609	BG Group, Plc.	10,592,018
870,405	BP, Plc.	8,156,943
634,000	Cairn Energy, Plc.1	3,272,104
265,596	Royal Dutch Shell, Plc. (A Shares)	7,438,663
		29,459,728
	FINANCE
269,486	Aviva, Plc.	1,667,204
525,500	HSBC Holdings, Plc.	5,639,740
232,300	Standard Chartered, Plc.	5,317,758
		12,624,702
	HEALTH CARE
437,330	GlaxoSmithKline, Plc.	8,525,297
612,600	Smith & Nephew, Plc.	6,171,349
		14,696,646
	TELECOMMUNICATION SERVICES
2,984,217	Vodafone Group, Plc.	6,419,614
	UTILITIES
1,353,000	Centrica, Plc.	5,816,101
	Total United Kingdom	99,827,832
	TOTAL COMMON STOCKS (identified cost $480,739,312)	524,104,724

Principal Amount
	SHORT-TERM INVESTMENT (2.8%)
$15,100,000	Societe Generale Time Deposits 0.130% 02/01/10	15,100,000
	TOTAL SHORT-TERM INVESTMENT (Identified cost $15,100,000)	15,100,000

TOTAL INVESTMENTS (Identified cost $495,839,312)2	99.4%	$539,204,724
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	3,283,196
NET ASSETS	100.0%	$542,487,920
_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $495,839,312, the aggregate gross unrealized appreciation is $76,607,645 and the aggregate gross unrealized depreciation is $33,242,233, resulting in net unrealized appreciation of $43,365,412.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

        — Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2010
Australia	—	$36,128,492	—	$36,128,492
Belgium	—	6,991,145	—	6,991,145
Brazil	5,325,408	—	—	5,325,408
Denmark	—	5,849,615	—	5,849,615
Finland	—	2,130,655	—	2,130,655
France	—	48,462,540	—	48,462,540
Germany	—	24,975,651	—	24,975,651
Hong Kong	—	36,504,500	—	36,504,500
Italy	—	6,563,413	—	6,563,413
Japan	—	149,311,483	—	149,311,483
Netherlands	—	8,309,099	—	8,309,099
New Zealand	—	1,568,939	—	1,568,939
Singapore	—	18,846,885	—	18,846,885
South Africa	—	2,205,866	—	2,205,866
Spain	—	24,245,942	—	24,245,942
Sweden	—	5,450,360	—	5,450,360
Switzerland	—	35,614,560	—	35,614,560
Taiwan	2,066,049	3,726,290	—	5,792,339
United Kingdom	—	99,827,832	—	99,827,832
Short-Term Investment	—	15,100,000	—	15,100,000
Total	$7,391,457	$531,813,267	—	$539,204,724

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the Fund were distributed by Edgewood Services, Inc.

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
January 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (25.6%)
$5,000,000	Ally Auto Receivables Trust 2009-A1	06/17/13	2.330%	$5,088,745
15,000,000	American Express Credit Account Master Trust 2006-2	01/15/14	5.350	15,898,210
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.633	2,868,589
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.833	2,882,257
6,000,000	AmeriCredit Automobile Receivables Trust 2009-1	10/15/13	3.040	6,146,999
5,500,000	Americredit Prime Automobile Receivables Trust 2009-1	01/15/14	2.210	5,516,519
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	22,292,739
943,000	Banc of America Securities Auto Trust 2006-G1	12/20/10	5.170	945,390
8,000,000	Bank of America Auto Trust 2009-1A1	07/15/13	2.670	8,184,766
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,481,723
12,500,000	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	12,547,230
3,600,000	Capital One Multi-Asset Execution Trust 2005-A7	06/15/15	4.700	3,852,463
5,000,000	Capital One Multi-Asset Execution Trust 2006-A2	11/15/13	4.850	5,197,419
6,350,000	Capital One Multi-Asset Execution Trust 2006-A6	02/18/14	5.300	6,686,213
11,025,000	Capital One Multi-Asset Execution Trust 2008-A3	02/15/16	5.050	11,994,157
465,000	Chase Issuance Trust 2007-A3	04/15/19	5.230	508,425
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.983	6,896,245
6,495,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	7,170,559
3,750,000	Chrysler Financial Auto Securitization Trust 2009-A	06/15/11	1.850	3,775,455
16,000,000	Chrysler Financial Auto Securitization Trust 2009-A	01/15/16	2.820	16,411,838
32,000,000	Citibank Credit Card Issuance Trust 2009-A4	06/23/16	4.900	34,737,354
16,500,000	CitiFinancial Auto Issuance Trust 2009-11	10/15/13	2.590	16,655,861
3,353,333	CNH Equipment Trust 2009-A	10/17/11	4.060	3,376,951
4,200,000	CNH Equipment Trust 2009-A	11/15/12	5.280	4,398,791
14,283,418	CNH Equipment Trust 2009-B	03/15/13	2.970	14,515,175
7,000,000	CNH Equipment Trust 2009-B	10/15/14	5.170	7,500,653
2,068,634	Connecticut RRB Special Purpose Trust CL&P 2001-1	12/30/11	6.210	2,126,657
315,079	Credit-Based Asset Servicing and Securitization LLC 2003-CB32	12/25/32	2.879	241,158
5,132	Daimler Chrysler Auto Trust 2006-D	02/08/11	4.980	5,137
16,500,000	Ford Credit Auto Owner Trust 2009-B	08/15/13	2.790	16,921,677
14,400,000	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	14,430,478
27,000,000	GE Capital Credit Card Master Note Trust 2009-2	07/15/15	3.690	27,904,678
7,000,000	GE Capital Credit Card Master Note Trust 2009-3	09/15/14	2.540	7,098,069
522,955	Honda Auto Receivables Owner Trust 2007-2	05/23/11	5.460	527,984
3,466,637	Honda Auto Receivables Owner Trust 2008-1	01/18/12	4.470	3,527,618
12,000,000	Honda Auto Receivables Owner Trust 2009-3	05/15/13	2.310	12,203,034
69,669	Household Automotive Trust 2006-1	06/17/11	5.430	70,091
320,519	Hyundai Auto Receivables Trust 2008-A	05/16/11	4.160	322,486
6,250,000	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	6,341,303
3,250,000	John Deere Owner Trust 2009-A	09/15/11	1.960	3,264,598
16,000,000	John Deere Owner Trust 2009-A	10/15/13	2.590	16,287,731
12,500,000	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	12,591,779
10,500,000	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	10,512,741
559,636	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	562,751
3,198,709	Nissan Auto Receivables Owner Trust 2009-1	04/15/11	3.920	3,222,729
1,000,000	Nissan Auto Receivables Owner Trust 2009-A	02/15/13	3.200	1,029,879
2,131,624	USAA Auto Owner Trust 2006-2	02/15/12	5.370	2,151,209
2,664,787	USAA Auto Owner Trust 2008-1	04/16/12	4.160	2,705,427
13,500,000	USAA Auto Owner Trust 2009-1	06/17/13	3.020	13,831,926
10,000,000	USAA Auto Owner Trust 2009-2	02/18/14	1.540	10,029,149
5,500,000	Volkswagen Auto Loan Enhanced Trust 2008-2	03/20/13	5.470	5,804,103
9,000,000	Volkswagen Auto Loan Enhanced Trust 2010-1	01/20/14	1.310	8,994,375
8,500,000	World Omni Auto Receivables Trust 2010-A	12/16/13	1.340	8,496,887
	Total Asset Backed Securities
	(Identified cost $427,710,533)			433,736,380

	COLLATERALIZED MORTGAGE BACKED SECURITIES (1.7%)
1,800,000	1211 Finance Corp. 2000-12111	04/11/35	7.745	1,824,812
750,000	American Tower Trust 2007-1A1	04/15/37	5.420	778,125
12,500,000	Chase Commercial Mortgage Securities Corp. 2001-2451,2	02/12/16	6.635	12,909,559
7,500,000	GS Mortgage Securities Corp. II 2001-12851	08/15/18	6.526	7,945,004
5,500,000	GS Mortgage Securities Corp. II 2001-12851	08/15/18	6.643	5,648,869
	Total Collateralized Mortgage Backed Securities
	(Identified cost $29,421,897)			29,106,369

	CORPORATE BONDS (69.5%)
	AEROSPACE & DEFENSE (2.0%)
3,000,000	Goodrich Corp.	12/15/12	7.625	3,433,062
13,767,000	Lockheed Martin Corp.	03/14/13	4.121	14,576,582
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,093,462
6,900,000	Northrop Grumman Systems Corp.	02/15/11	7.125	7,284,310
4,250,000	United Technologies Corp.	05/15/12	6.100	4,692,170
				33,079,586
	AGRICULTURE (2.7%)
8,990,000	Archer-Daniels-Midland Co.	03/01/13	7.125	10,253,473
11,929,000	Philip Morris International, Inc.	05/16/13	4.875	12,841,485
7,235,000	Reynolds American, Inc.	07/15/10	6.500	7,373,094
15,000,000	Reynolds American, Inc.2	06/15/11	0.954	14,939,925
				45,407,977
	BANKING (9.6%)
16,500,000	BB&T Corp.	09/25/13	3.375	16,890,572
16,500,000	Credit Suisse	07/02/12	3.450	17,089,941
14,000,000	Deutsche Bank AG	01/11/13	2.375	14,012,250
1,978,699	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,197,899
13,000,000	Goldman Sachs Group, Inc.	05/01/14	6.000	14,239,784
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	13,959,894
5,000,000	JPMorgan Chase & Co.	01/20/15	3.700	5,052,030
30,665,000	Morgan Stanley	01/21/11	5.050	31,861,794
13,755,000	US Bank N.A.	02/04/14	6.300	15,399,341
29,000,000	Wachovia Corp.	05/01/13	5.500	31,443,250
				162,146,755
	BEVERAGES (0.4%)
6,825,000	Coca-Cola Enterprises, Inc.	03/01/12	3.750	7,171,689
185,000	PepsiAmericas, Inc.	05/31/11	5.625	195,541
				7,367,230
	CHEMICALS (2.0%)
10,820,000	E.I. Du Pont de Nemours & Co.	04/30/10	4.125	10,914,534
7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	7,635,740
4,610,000	Monsanto Co.	08/15/12	7.375	5,251,837
10,000,000	Praxair, Inc.	11/15/12	1.750	10,002,750
				33,804,861
	DIVERSIFIED (0.6%)
9,400,000	EnCana Holdings Finance Corp.	05/01/14	5.800	10,457,773

	DIVERSIFIED FINANCIAL SERVICES (4.4%)
13,007,000	American Express Credit Corp.	08/20/13	7.300	14,777,864
5,000,000	Citigroup Funding, Inc.	10/22/12	1.875	5,039,445
8,350,000	IBM International Group Capital LLC	10/22/12	5.050	9,110,142
14,000,000	John Deere Capital Corp.	09/09/13	4.900	15,245,846
30,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	30,792,180
				74,965,477
	FOOD (4.2%)
4,000,000	Campbell Soup Co.	02/15/11	6.750	4,254,956
7,429,000	General Mills, Inc.	02/15/12	6.000	8,152,065
10,500,000	General Mills, Inc.	09/10/12	5.650	11,553,685
3,300,000	General Mills, Inc.	08/15/13	5.250	3,599,980
6,000,000	Kellogg Co.	04/01/11	6.600	6,383,082
10,440,000	Kroger Co.	02/01/10	8.050	10,440,000
12,550,000	Kroger Co.	04/01/11	6.800	13,354,430
12,884,000	Unilever Capital Corp.	11/01/10	7.125	13,530,609
				71,268,807
	HEALTHCARE SERVICES (1.9%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,424,645
5,000,000	UnitedHealth Group, Inc.	04/01/13	4.875	5,357,795
19,184,000	WellPoint, Inc.	08/01/12	6.800	21,355,686
				32,138,126
	HOUSEHOLD PRODUCTS / WARES (0.3%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,406,930

	INDUSTRIALS (1.2%)
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	8,100,000
5,900,000	Emerson Electric Co.	08/15/10	7.125	6,117,008
5,000,000	Emerson Electric Co.	05/01/13	4.500	5,415,860
				19,632,868
	INFORMATION TECHNOLOGY (1.7%)
2,250,000	Hewlett-Packard Co.	05/27/11	2.250	2,293,976
12,000,000	Hewlett-Packard Co.	03/01/12	5.250	12,946,608
1,100,000	Intuit, Inc.	03/15/12	5.400	1,180,555
9,600,000	Pitney Bowes, Inc.	06/15/13	3.875	10,005,168
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,518,230
				28,944,537
	INSURANCE (4.7%)
12,392,000	ACE INA Holdings, Inc.	06/15/14	5.875	13,768,404
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,047,400
1,350,000	Allstate Corp.	08/15/14	5.000	1,450,706
13,450,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	14,680,339
1,335,000	Chubb Corp.	04/01/13	5.200	1,436,744
3,730,000	Everest Reinsurance Holdings, Inc.	03/15/10	8.750	3,757,841
20,000,000	Marsh & McLennan Cos, Inc.	09/15/10	5.150	20,468,380
10,615,000	MetLife, Inc.	12/01/11	6.125	11,491,873
5,000,000	MetLife, Inc.	06/15/15	5.000	5,368,370
365,000	Travelers Cos., Inc.	06/15/12	5.375	389,179
				79,859,236
	MEDIA (3.8%)
23,838,000	Comcast Corp.	03/15/11	5.500	24,968,541
4,600,000	News America, Inc.	12/15/14	5.300	5,050,519
21,538,000	Time Warner Cable, Inc.	07/02/12	5.400	23,180,854
10,000,000	Walt Disney Co.	12/15/13	4.500	11,085,870
				64,285,784
	MINING (2.1%)
12,965,000	Anglo American Capital PLC1	04/08/14	9.375	15,700,991
15,760,000	Rio Tinto Finance USA Ltd.	05/01/14	8.950	19,009,822
				34,710,813
	OIL & GAS (7.4%)
9,645,000	Chevron Corp.	03/03/14	3.950	10,219,177
7,000,000	ConocoPhillips	02/01/14	4.750	7,575,792
14,160,000	EnCana Corp.	10/15/13	4.750	15,242,914
16,335,000	Halliburton Co.	10/15/10	5.500	16,961,447
15,223,000	Marathon Oil Corp.	02/15/14	6.500	17,134,065
2,000,000	ONEOK Partners LP	06/15/10	8.875	2,058,220
10,000,000	ONEOK Partners LP	04/01/12	5.900	10,767,580
12,945,000	Transocean, Inc.	03/15/13	5.250	13,937,442
17,910,000	Weatherford International Ltd.	03/15/13	5.150	19,051,422
10,725,000	Weatherford International, Inc.	06/15/12	5.950	11,697,693
				124,645,752
	PHARMACEUTICALS (1.9%)
19,658,000	Abbott Laboratories	11/30/12	5.150	21,668,502
10,020,000	Merck & Co., Inc.	12/01/13	5.300	11,127,130
				32,795,632
	RETAIL (3.5%)
3,955,000	Costco Wholesale Corp.	03/15/12	5.300	4,286,362
20,000,000	CVS Caremark Corp.	08/15/11	5.750	21,344,660
1,329,565	CVS Pass-Through Trust1	01/10/12	7.770	1,443,477
2,731,797	CVS Pass-Through Trust1	01/10/13	6.117	2,864,180
6,083,000	McDonald's Corp.	03/01/13	4.300	6,524,388
7,750,000	Target Corp.	01/15/11	6.350	8,174,336
5,000,000	Target Corp.	01/15/13	5.125	5,405,840
9,023,000	Walgreen Co.	08/01/13	4.875	9,803,092
				59,846,335
	TELECOMMUNICATIONS (5.8%)
8,350,000	American Tower Corp.	04/01/15	4.625	8,584,769
15,000,000	AT&T, Inc.	01/15/13	4.950	16,163,340
10,000,000	AT&T, Inc.	09/15/14	5.100	10,872,660
15,000,000	British Telecommunications, Plc.	12/15/10	9.125	16,080,210
7,325,000	Cisco Systems, Inc.	02/22/11	5.250	7,670,725
10,000,000	Deutsche Telekom International Finance BV	06/15/10	8.500	10,279,200
2,500,000	Deutsche Telekom International Finance BV	07/22/13	5.250	2,686,658
16,000,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	17,020,480
6,070,000	Vodafone Group, Plc.	02/15/10	7.750	6,084,070
3,000,000	Vodafone Group, Plc.	06/15/11	5.500	3,168,396
				98,610,508
	TRANSPORTATION (3.3%)
6,375,000	Burlington Northern Santa Fe Corp.	07/15/11	6.750	6,868,265
5,000,000	Burlington Northern Santa Fe Corp.	07/01/13	4.300	5,299,195
5,000,000	Canadian National Railway Co.	03/15/13	4.400	5,287,800
5,000,000	Norfolk Southern Corp.	02/15/11	6.750	5,275,750
5,885,000	Norfolk Southern Corp.	09/17/14	5.257	6,384,578
1,350,000	Union Pacific Corp.	01/15/11	6.650	1,420,570
4,135,000	Union Pacific Corp.	01/15/12	6.125	4,512,567
9,342,000	Union Pacific Corp.	04/15/12	6.500	10,248,650
10,475,000	Union Pacific Corp.	01/31/13	5.450	11,348,102
				56,645,477
	UTILITIES (6.0%)
5,000,000	Alabama Power Co.	12/01/10	4.700	5,168,135
6,000,000	Alabama Power Co.	11/15/13	5.800	6,717,414
3,965,000	Dominion Resources, Inc.	12/15/10	4.750	4,097,502
5,600,000	Duke Energy Carolinas LLC	04/01/10	4.500	5,636,389
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,224,068
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	12,056,264
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,435,420
13,000,000	PG&E Corp.	04/01/14	5.750	14,277,055
7,000,000	Sempra Energy	02/01/13	6.000	7,656,194
6,750,000	Sempra Energy	11/15/13	8.900	8,025,514
14,000,000	Southern Co.2	10/21/11	0.649	14,075,236
15,115,000	Virginia Electric & Power Co.	12/15/10	4.500	15,614,324
				100,983,515
	Total Corporate Bonds
	(Identified cost $1,150,359,747)			1,177,003,979

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
343,871	Federal National Mortgage Assoc.2	07/01/36	5.742	363,811
667,071	Federal National Mortgage Assoc.2	09/01/36	5.848	708,323
963,781	Federal National Mortgage Assoc.2	01/01/37	5.443	1,016,503
1,062,178	FHLMC Non Gold Guaranteed2	04/01/36	5.356	1,115,567
275,715	FHLMC Non Gold Guaranteed2	12/01/36	5.454	291,031
394,836	FHLMC Non Gold Guaranteed2	01/01/37	5.484	417,137
906,084	FHLMC Non Gold Guaranteed2	02/01/37	5.399	956,211
44,282	General National Mortgage Assoc.2	08/20/29	3.625	45,445
	Total U.S. Government Agency Obligations
	(Identified cost $4,674,790)			4,914,028

	CERTIFICATES OF DEPOSIT (1.2%)
20,500,000	Barclays Bank, Plc.	09/20/10	1.210	20,599,364
	Total Certificates of Deposit
	(Identified cost $20,500,000)			20,599,364

	COMMERCIAL PAPER (1.0%)
16,300,000	Societe Generale3	02/01/10	0.140	16,300,000
	Total Commercial Paper
	(Identified cost $16,300,000)			16,300,000

TOTAL INVESTMENTS (Identified cost $1,648,966,967)4			99.3%	$1,681,660,120
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.7	11,077,001
NET ASSETS			100.0%	$1,692,737,121

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at January 31, 2010 was $118,586,083 or 7.0% of net assets.

2
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2010 coupon or interest rate.

3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $1,648,966,967, the aggregate gross unrealized appreciation is $33,711,104 and the aggregate gross unrealized depreciation is $1,017,951, resulting in net unrealized appreciation of $32,693,153.

Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

        — Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2010
Asset Backed Securities	—	$433,736,380	—	$433,736,380
Collateralized Mortgage Backed Securities	—	29,106,369	—	29,106,369
Corporate Bonds	—	1,177,003,979	—	1,177,003,979
U.S. Government Agency Obligations	—	4,914,028	—	4,914,028
Certificates of Deposit	—	20,599,364	—	20,599,364
Commercial Paper	—	16,300,000	—	16,300,000
Total	—	$1,681,660,120	—	$1,681,660,120

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the Fund were distributed by Edgewood Services, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select Fund, BBH International Equity Fund and BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during  the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                    =======================
                        John A. Gehret
               President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select Fund, BBH International Equity Fund and BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during  the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                    ==========================
                      Charles H. Schreiber
                      Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           BBH TRUST
                                                        ---------------------------

By (Signature and Title)*

                                       ---------------------------
                                        John A. Gehret
                                        President - Principal Executive Officer

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

                                   ---------------------------
                                    John A. Gehret
                                   President - Principal Executive Officer

Date:

By (Signature and Title)*

                                   -------------------------
                                   Charles H. Schreiber
                                   Treasurer - Principal Financial Officer

Date:

* Print name and title of each signing
officer under his or her signature.